7. COVID-19 PANDEMIC	9 Months Ended
Mar. 31, 2020
Covid-19 Pandemic
COVID-19 PANDEMIC

7.	COVID-19 PANDEMIC

The world-wide COVID-19 pandemic that began during the quarter ended March 31, 2020 and the domestic and international impact of policy decisions being made in major countries around the world has had, and is expected to have, an adverse impact on the Company’s sources of supply, current and future orders from the Company’s customers, collection of amounts owed to it from its customers, the Company’s internal operating procedures, and the Company’s overall financial condition. While the Company and many of its medical device and defense contracting customers continue to operate as essential businesses, the Company has taken various actions to augment its operating and human resource policies and procedures to guard against the potential health hazards of COVID-19. These augmented procedures can have a negative impact on the Company’s operational efficiencies. The Company sources various components from overseas suppliers throughout Asia, including China. The Company has experienced supply disruptions and customer delays, which it believes were the result of the COVID-19 pandemic and related economic slow-down. Given the uncertainty surrounding the continuation of economic slow-downs domestically and abroad, the Company cannot predict with certainty at this time what the future impact of COVID-19 and resulting business and economic policies in the US and abroad will be on its upcoming quarterly fiscal operating results.